ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses consisted of the following:

(in millions)	June 30, 2020	December 31, 2019
Inventory-related accruals	$536.4	$1,103.2
Inventory intermediation agreements	228.7	278.1
Renewable energy credit and emissions obligations	203.1	17.7
Excise and sales tax payable	120.9	98.4
Accrued transportation costs	80.8	88.7
Accrued refinery maintenance and support costs	48.0	16.9
Accrued interest	40.8	6.8
Accrued utilities	39.1	40.1
Accrued salaries and benefits	32.0	77.4
Environmental liabilities	13.2	12.3
Current finance lease liabilities	12.8	6.5
Accrued capital expenditures	10.6	31.0
Customer deposits	8.0	1.8
Other	51.9	12.5

Total accrued expenses	$1,426.3	$1,791.4

The Company has the obligation to repurchase the J. Aron Products that are held in its J. Aron Storage Tanks in accordance with the Inventory Intermediation Agreements with J. Aron. As of June 30, 2020 and December 31, 2019, a liability is recognized for the Inventory Intermediation Agreements and is recorded at market price for the J. Aron owned inventory held in the Company’s J. Aron Storage Tanks under the Inventory Intermediation Agreements, with any change in the market price being recorded in Cost of products and other.

The Company is subject to obligations to purchase Renewable Identification Numbers (“RINs”) required to comply with the Renewable Fuels Standard. The Company’s overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by Environmental Protection Agency. To the degree the Company is unable to blend the required amount of biofuels to satisfy its RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid and other current assets when the amount of RINs earned and purchased is greater than the RINs liability. In addition, the Company is subject to obligations to comply with federal and state legislative and regulatory measures, including regulations in the state of California pursuant to Assembly Bill 32, to address environmental compliance and greenhouse gas and other emissions. These requirements include incremental costs to operate and maintain our facilities as well as to implement and manage new emission controls and programs. Renewable energy credit and emissions obligations fluctuate with the volume of applicable product sales and timing of credit purchases.

Severance Costs

During the three months ended June 30, 2020, the Company reduced headcount across its refining operations in response to the current challenging market conditions, which resulted in a severance charge of approximately $12.9 million included within General and administrative expenses. The Company recorded this liability within Accrued salaries and benefits.

6.	ACCRUED EXPENSES

Accrued expenses consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Inventory-related accruals	$1,103.2	$846.3
Inventory intermediation agreements	278.1	249.4
Excise and sales tax payable	98.4	149.4
Accrued transportation costs	88.7	53.6
Accrued salaries and benefits	77.4	89.3
Accrued utilities	40.1	49.8
Accrued capital expenditures	31.0	59.9
Renewable energy credit and emissions obligations	17.7	27.1
Accrued refinery maintenance and support costs	16.9	19.0
Environmental liabilities	12.3	6.5
Accrued interest	6.8	6.8
Current finance lease liabilities	6.5	—
Customer deposits	1.8	5.6
Other	12.5	16.3

Total accrued expenses	$1,791.4	$1,579.0

The Company has the obligation to repurchase the J. Aron Products that are held in its J. Aron Storage Tanks in accordance with the Inventory Intermediation Agreements with J. Aron. As of December 31, 2019 and December 31, 2018, a liability is recognized for the Inventory Intermediation Agreements and is recorded at market price for the J. Aron owned inventory held in its J. Aron Storage Tanks under the Inventory Intermediation Agreements, with any change in the market price being recorded in Cost of products and other.

The Company is subject to obligations to purchase Renewable Identification Numbers (“RINs”) required to comply with the Renewable Fuels Standard. The Company’s overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by Environmental Protection Agency (“EPA”). To the degree the Company is unable to blend the required amount of biofuels to satisfy its RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid and other current assets when the amount of RINs earned and purchased is greater than the RINs liability. In addition, the Company is subject to obligations to comply with federal and state legislative and regulatory measures, including regulations in the state of California pursuant to Assembly Bill 32 (“AB32”), to address environmental compliance and greenhouse gas and other emissions. These requirements include incremental costs to operate and maintain our facilities as well as to implement and manage new emission controls and programs. Renewable energy credit and emissions obligations fluctuate with the volume of applicable product sales and timing of credit purchases.